Financial assets and liabilities - Hierarchy of fair value (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial assets	$ 4,387	$ 3,532
Financial liabilities	3,104	4,796
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	276	835
Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,725	3,419
Financial Guarantees [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	103	542
Shorts Term Investments [Member]
IfrsStatementLineItems [Line Items]
Financial assets	61	184
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	538	131
Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Financial assets	3,781	3,211
Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial assets	7	6
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets	68	190
Level 1 of fair value hierarchy [member] | Shorts Term Investments [Member]
IfrsStatementLineItems [Line Items]
Financial assets	61	184
Level 1 of fair value hierarchy [member] | Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial assets	7	6
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets	4,319	3,329
Financial liabilities	3,104	4,796
Level 2 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	276	835
Level 2 of fair value hierarchy [member] | Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,725	3,419
Level 2 of fair value hierarchy [member] | Financial Guarantees [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	103	542
Level 2 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	538	118
Level 2 of fair value hierarchy [member] | Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 3,781	3,211
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets		13
Level 3 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets		$ 13